COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

CLASS A AND C

CLASS I

SUPPLEMENT DATED NOVEMBER 25, 2008

TO THE PROSPECTUSES DATED MAY 1, 2008

The information below supplements and replaces the information in “Management of the Fund – Portfolio Managers”:

The Fund’s portfolio managers are:

•

Martin Cohen—Mr. Cohen is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and vice president of Cohen & Steers Securities, LLC, the Fund’s distributor.

•

Robert H. Steers—Mr. Steers is a director and co-chairman of the Fund. He is co-chairman and co-chief executive officer of the Advisor and CNS, and vice president of Cohen & Steers Securities, LLC, the Fund’s distributor.

•

Joseph M. Harvey—Mr. Harvey is a vice president of the Fund. He joined the Advisor in 1992 and currently serves as president of the Advisor and CNS. Mr. Harvey also is the Advisor’s global chief investment officer.

•

Scott Crowe—Mr. Crowe joined the Advisor in 2007 and currently serves as senior vice president and global research strategist. Prior to that, Mr. Crowe was an executive director at UBS and served as head of U.S. REITs and as a global strategist. He also worked at UBS Warburg as a real estate analyst.

•

Gerios J.M. Rovers—Mr. Rovers has been a managing director and co-chief executive officer of CNS Europe since 2000. Prior to that, he was a vice president at Security Capital Group in Brussels, Belgium.

•

Luke Sullivan—Mr. Sullivan has been with the Subadvisor since 2006. Prior to joining the Subadvisor, Mr. Sullivan was a vice president and research analyst at Citigroup Investment Research where he covered Australian real estate companies. Prior to that, he was a research assistant at Credit Suisse First Boston. Mr. Sullivan has bachelor of laws and economics from Australian National University.

The Advisor and Subadvisors utilize a team-based approach in managing the Fund. Mr. Cohen, Mr. Steers, Mr. Harvey and Mr. Crowe are the leaders of this team. Messrs. Rovers and Sullivan direct and supervise the execution of the Fund’s investment strategy, and lead and guide the other members of the investment team. Messrs. Cohen, Steers, Harvey and Rovers have been Fund portfolio managers since the Fund’s inception. Messrs. Crowe and Sullivan have been Fund portfolio managers since 2008.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

IRFPROSUPP-112008

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SUPPLEMENT DATED NOVEMBER 25, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2008

The information below supplements and adds to the information in “Investment Advisory and Other Services – Portfolio Managers”:

Accounts Managed. The Fund’s portfolio managers (each referred to as a “portfolio manager”) are listed below. Each portfolio manager manages other investment companies and/or investment vehicles and accounts in addition to the Fund. The following tables show, as of December 31, 2007, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The portfolio managers do not receive performance-based fees with respect to any of the registered investment companies, other pooled investment vehicles or other accounts that they manage.

Martin Cohen

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	20	$16,852,445,000
Other Pooled Investment Vehicles	23	$5,601,817,000
Other Accounts	52	$4,152,287,000

Robert H. Steers

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	20	$16,852,445,000
Other Pooled Investment Vehicles	23	$5,601,817,000
Other Accounts	52	$4,152,287,000

Joseph M. Harvey

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	20	$16,852,445,000
Other Pooled Investment Vehicles	23	$5,601,817,000
Other Accounts	52	$4,152,287,000

Gerios J.M. Rovers

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	6	$4,768,106,000
Other Pooled Investment Vehicles	18	$5,083,665,000
Other Accounts	25	$1,264,118,000

Scott Crowe

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	3	$920,077,000
Other Pooled Investment Vehicles	13	$4,871,742,000
Other Accounts	18	$919,835,000

Luke Sullivan

	Number of All Accounts	Total Assets of All Accounts
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	0	$0

IRFSAISUPP-112008

Share Ownership. The following table indicates the dollar range of securities of the Fund owned by the Fund’s portfolio managers as of December 31, 2007:

Dollar Range of Securities Owned
Martin Cohen	None
Robert H. Steers	$500,001 - $1,000,000
Joseph M. Harvey	$100,001 - $500,000
Gerios J.M. Rovers	None
Scott Crowe	None
Luke Sullivan	None

IRFSAISUPP-112008